Other Financial Assets - Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Contemporary Amperex Technology Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 384,328	¥ 215,612
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	47,846	46,951
Renesas Electronics Corporation [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	37,978	35,083
NIKKON Holdings Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	20,832	13,186
GS Yuasa Corporation [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	25,940	11,711
Chubb Limited [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 13,506	¥ 11,703